Employee Benefit Plans (Fair Value of Investments) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,163	$ 2,702	$ 2,605
Total
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,163	$ 2,702
Percentage	100.00%	100.00%
Total | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 70	$ 60
Percentage	3.00%	2.00%
Total | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ (70)	$ (84)
Percentage	(3.00%)	(3.00%)
Total | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 87	$ 97
Percentage	4.00%	4.00%
Total | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 233	$ 366
Percentage	11.00%	14.00%
Total | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 186	$ 215
Percentage	8.00%	8.00%
Total | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 104	$ 132
Percentage	5.00%	5.00%
Total | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 83	$ 117
Percentage	4.00%	4.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 14	$ 11
Percentage	1.00%	0.00%
Total | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 68	$ 86
Percentage	3.00%	3.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ (3)	$ 0
Percentage	0.00%	0.00%
Total | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 790	$ 952
Percentage	36.00%	35.00%
Total | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 601	$ 750
Percentage	28.00%	28.00%
NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 1,391	$ 1,702
NAV | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	790	952
NAV | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	601	750
Level 1
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	577	749
Level 1 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	70	60
Level 1 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(70)	(84)
Level 1 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	87	97
Level 1 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	233	366
Level 1 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	186	215
Level 1 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	3	8
Level 1 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	68	86
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	1
Level 1 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	195	251
Level 2 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	104	132
Level 2 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	83	117
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	11	3
Level 2 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(3)	(1)
Level 2 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 0	$ 0